ORDINARY SHARES AND STATUTORY RESERVE (Treasury Shares) (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Jun. 30, 2018 USD ($)
ORDINARY SHARES AND STATUTORY RESERVE
Total consideration of Shares repurchased | ¥	¥ 17,103		¥ 2,646
Treasury Shares
ORDINARY SHARES AND STATUTORY RESERVE
Shares repurchased | shares	3,409,080	0	100,729	3,768,495
Total consideration of Shares repurchased | ¥	¥ 17,103		¥ 2,646	¥ 202,066
Treasury Shares | Minimum
ORDINARY SHARES AND STATUTORY RESERVE
Share repurchase plan, authorized amount | $					$ 30
Treasury Shares | Maximum
ORDINARY SHARES AND STATUTORY RESERVE
Share repurchase plan, authorized amount | $					$ 70